Loans Receivable and Allowance for Loan Losses (Classes of the Loan Portfolio Summarized by the Aggregate Risk Rating) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Total Summarized by Aggregate Risk Rating [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	$ 350,213	$ 304,470
Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	338,939	289,143
Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	1,837	1,983
Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	9,437	13,344
Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	0	0
Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	0	0
Total Summarized by Performance of Individual Credits [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	210,038	197,064
Performing Financial Instruments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	209,598	195,385
Nonperforming Financial Instruments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	440	1,679
Commercial Real Estate Loans [Member] | Total Summarized by Aggregate Risk Rating [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	279,123	261,956
Commercial Real Estate Loans [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	267,892	246,629
Commercial Real Estate Loans [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	1,837	1,983
Commercial Real Estate Loans [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	9,394	13,344
Commercial Real Estate Loans [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	0	0
Commercial Real Estate Loans [Member] | Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	0	0
Commercial, financial and agricultural loans [Member] | Total Summarized by Aggregate Risk Rating [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	71,090	42,514
Commercial, financial and agricultural loans [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	71,047	42,514
Commercial, financial and agricultural loans [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	0	0
Commercial, financial and agricultural loans [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	43	0
Commercial, financial and agricultural loans [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	0	0
Commercial, financial and agricultural loans [Member] | Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	0	0
Residential Real Estate Loans [Member] | Total Summarized by Performance of Individual Credits [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	161,820	158,139
Residential Real Estate Loans [Member] | Performing Financial Instruments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	161,380	156,464
Residential Real Estate Loans [Member] | Nonperforming Financial Instruments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	440	1,675
Construction Real Estate Loans [Member] | Total Summarized by Performance of Individual Credits [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	18,987	19,221
Construction Real Estate Loans [Member] | Performing Financial Instruments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	18,987	19,221
Construction Real Estate Loans [Member] | Nonperforming Financial Instruments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	0	0
Consumer loans to individuals [Member] | Total Summarized by Performance of Individual Credits [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	29,231	19,704
Consumer loans to individuals [Member] | Performing Financial Instruments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	29,231	19,700
Consumer loans to individuals [Member] | Nonperforming Financial Instruments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	$ 0	$ 4